Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2015
Registrant Name	SEI LIQUID ASSET TRUST
Central Index Key	0000354603
Amendment Flag	false
Document Creation Date	Oct. 28, 2015
Document Effective Date	Oct. 28, 2015
Prospectus Date	Oct. 28, 2015
SLAT PRIME OBLIGATION FUND | SLAT PRIME OBLIGATION FUND - CLASS A
Prospectus:
Trading Symbol	TPRXX